Cover	Nov. 11, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2021
Entity File Number	001-40588
Entity Registrant Name	Galata Acquisition Corp.
Entity Central Index Key	0001852767
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2001 S Street NW
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20009
City Area Code	202
Local Phone Number	866-0901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one class A ordinary share and one-half of one Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one class A ordinary share and one-half of one Warrant
Trading Symbol	GLTA.U
Security Exchange Name	NYSEAMER
Class A ordinary shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GLTA
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GLTA WS
Security Exchange Name	NYSEAMER